(Loss)/Earnings per Share (Details) - USD ($)									9 Months Ended	11 Months Ended	12 Months Ended
	Oct. 16, 2023	Sep. 25, 2023	Jul. 17, 2023	Jun. 28, 2023	Jun. 09, 2023	Apr. 17, 2023	Jan. 17, 2023	Dec. 15, 2022	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Earnings/(Loss) per Share [Abstract]
Dividends paid on common stock and Class A warrants									$ 0		$ 0	$ 3,101,000
Threshold beneficial ownership percentage											49.00%
Incremental shares attributable to share-based compensation arrangements (in shares)											0	0
Dilution from conversion of stock (in shares)									17,277
Net (loss) income									$ 134,000	$ 750,983	$ (1,977,000)	$ (326,000)	$ (3,795,959)	$ (1,862,852)
Comprehensive (loss)/income									134,000		(1,977,000)	(326,000)
Net (loss)/income and comprehensive (loss)/income attributable to common stockholders									65,000		(6,707,000)	(2,674,000)
Less changes in fair value of warrants' liability									0		(6,222,000)	0
Net (loss)/earnings and comprehensive (loss)/earnings attributable to common stockholders for diluted (loss)/earnings per share purposes									$ 65,000		$ (12,929,000)	$ (2,674,000)
Weighted average number of common stock, basic (in shares)									44,101		3,315,519	155,655
Effect of dilutive securities (in shares)									17,277		56,688	0
Weighted average number of common stock, diluted (in shares)									61,378		3,372,207	155,655
(Loss)/ Earnings per share, basic (in dollars per share)									$ 1.47		$ (2.02)	$ (17.18)
(Loss)/ Earnings per share, diluted (in dollars per share)									$ 1.06		$ (3.83)	$ (17.18)
Class A Warrants [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on common stock and Class A warrants											$ 0
Dividends paid on common stock and Class A warrants												$ 1,012,000
Incremental shares attributable to warrants (in shares)											0	0
Less dividends on preferred stock and warrants									$ 0		$ 0	$ (1,012,000)
Class B Warrants [Member]
Earnings/(Loss) per Share [Abstract]
Incremental shares attributable to warrants (in shares)											0	0
Private Placement Warrants [Member]
Earnings/(Loss) per Share [Abstract]
Incremental shares attributable to warrants (in shares)											56,688
Series C Preferred Stock [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on preferred stock									69,000		$ 991,000	$ 950,000
Dividends paid on preferred stock		$ 306,000		$ 307,000		$ 268,000	$ 240,000		0		1,121,000	780,000
Less deemed dividend on Preferred Stock upon redemption for issuance of common stock									0		(2,549,000)	0
Less dividends on preferred stock and warrants									(69,000)		(991,000)	(950,000)
Series D Preferred Stock [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on preferred stock											968,000	117,000
Dividends declared on preferred stock, excluding amounts accrued in prior periods											968,000	117,000
Dividends paid on preferred stock	$ 240,000		$ 240,000			$ 327,000	$ 161,000		0		968,000	117,000
Less deemed dividend on Preferred Stock upon redemption for issuance of common stock					$ (154,000)			$ (134,000)	0		(154,000)	(134,000)
Less dividends on preferred stock and warrants									$ 0		(1,036,000)	(252,000)
Common Stock [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on common stock and Class A warrants											$ 0
Dividends paid on common stock and Class A warrants												$ 2,089,000